CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Cash used in operating activities:	$ (201,374)	$ (158,602)
Interest paid on leases	(1,676)	(1,299)
Interest paid on convertible debt	(930)	(1,207)
Interest received	3,535	4,074
Income tax paid	(5,850)	(95)
Net cash used in operating activities	(206,295)	(157,129)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets	(46,948)	(24,609)
Purchase of mining machines	(1,738)	(62,510)
Purchase of financial assets at fair value through profit or loss	(2,524)	(1,400)
Proceeds from disposal of financial assets at fair value through profit or loss	0	31,111
Lending to a third party	0	(62)
Proceeds from disposal of property, plant and equipment	244	29
Proceeds from disposal of cryptocurrencies	169,724	125,240
Cash paid for the Norway acquisition, net of cash acquired	(6,277)	0
Net cash generated from investing activities	112,481	67,799
Cash flows from financing activities
Capital element of lease rentals paid	(2,574)	(2,632)
Net payment related to Business Combination	0	(7,651)
Proceeds from issuance of shares for exercise of share rewards	604	0
Proceeds from issuance of ordinary shares and warrants, net of transaction costs	155,692	0
Payment for future issuance costs	(297)	0
Net cash generated from / (used in) financing activities	153,425	(10,283)
Net increase / (decrease) in cash and cash equivalents	59,611	(99,613)
Cash and cash equivalents at January 1	144,729	231,362
Effect of movements in exchange rates on cash and cash equivalents held	(458)	(1,546)
Cash and cash equivalents at June 30	$ 203,882	$ 130,203